Fair value measurements	12 Months Ended
Dec. 31, 2015
Fair value measurements [Abstract]
Fair value measurements
25.	Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The Group did not have any other financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2015 except for one available-for-sale investment and contingent consideration.

As the investment date was close to year end, there was no significant change in fair value of the the available-for-sale investment from the initial investment date to December 31, 2015.

The following table summarizes the Company's liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2014 and December 31, 2015:

	As of December 31, 2014
	Level 1	Level 2	Level 3	Total

Liabilities
Long-term payable:
Contingent consideration in relation to a business acquisition	-	-	183,000	183,000

As of December 31, 2015
	Level 1	Level 2	Level 3	Total

Liabilities
Long-term payable:
Contingent consideration in relation to business acquisitions	-	-	-	-

The following table presents the changes in level 3 instruments for the years ended 31 December, 2014 and 2015.

Contingent consideration in relation to business acquisitions
RMB

Balance as of December 31, 2013	-
Acquisition of 100 Online in 2014 (Note 4)	183,000
Balance as of December 31, 2014	183,000
Acquisition of Beifu in 2015 (Note 4)	107,306
Fair value change of contingent consideration in 2015	(290,306)
Balance as of December 31, 2015	-

As for contingent consideration in relation to business acquisitions, the Company used the Trinomial Tree model in determining the fair value of the contingent consideration. In applying this model, the Company performs scenario analysis and the fair value of the contingent consideration was determined based on present value of the total contingent consideration under different scenarios and the probability of each scenario. The following table summarizes the factors that the Company used to discount the contingent consideration in relation to acquisition in future years to its present value upon the acquisition date,

Initial recognition of contingent consideration in relation to business acquisitions	Risk free interest rate	Discount rate
Acquisition of 100 Online	4.14%	16%
Acquisition of Beifu	3.81%	18%

Pursuant to ASC 805, subsequent measurement for changes in the fair value of contingent consideration after the acquisition date can be divided into two categories.

i.	Additional information about facts and circumstances that existed at the acquisition date that the acquirer obtained after that date;
ii.	Changes resulting from events after the acquisition date.

According to the relevant acquisition agreements, actual financial performance in specific years may result in subsequent changes to the contingent consideration. Unless the change is due to additional information about facts already existed at the acquisition date, these changes should be regarded as resulting from events after the acquisition date and do not constitute measurement period adjustments. Therefore, the second category will be applied to the Company. The Company will re-measure the fair value of the liability recognized for the contingent consideration at each reporting date until the contingency is resolved. For the year ended December 31, 2015, the Company recorded a change in fair value of the contingent consideration of RMB290,306 in other expense pursuant to ASC 805-30-35-1(b).

Apart from the contingent consideration in relation to business acquisitions and available-for-sale investment, the Group's other financial instruments consist principally of cash, short-term deposits, accounts receivable, amounts due to/from related parties, accounts payable, certain accrued expenses and convertible bonds. The recorded values of cash, accounts receivable, amounts due to/from related parties, accounts payable, certain accrued expenses and convertible bonds are recorded at cost which approximates fair value. The fair value of convertible bonds is within level 2 of the fair value hierarchy.